Acquisitions (Tables)	12 Months Ended
Dec. 31, 2012
Agamemnon Container Carrier Corp
Business Acquisition [Line Items]
Purchase price allocation (Table Text Block)

As of December 22, 2012
Vessel	$68,000
Above market acquired time charter	$2,250
Identifiable assets	$70,250
Purchase price	$(70,250)

Identifiable intangible assets (Table Text Block)

Intangible assets	As of December 22, 2012	Duration of time charter acquired
Above market acquired time charter	$2,250	2.6 years

Pro Forma Financial Information (Table Text Block)
	For the year ended December 31,
	2012	2011
Total revenues	$154,227	$137,065
Partnership's net income	2,210	72,508
Partnership's net income available to preferred unit holders	10,809	-
General Partner's interest in Partnership's net (loss) / income	(172)	1,450
Common unit holders interest in Partnership's net (loss) / income	$(8,427)	$71,058
Pro-forma weighted average of Partnership's common units outstanding	68,256,072	47,138,336
Net (loss) / income per common unit (basic and diluted)	$(0.12)	$1.51

Archimidis Container Carrier Corp
Business Acquisition [Line Items]
Purchase price allocation (Table Text Block)

As of December 22, 2012
Vessel	$65,000
Above market acquired time charter	$2,250
Identifiable assets	$67,250
Purchase price	$(67,250)

Identifiable intangible assets (Table Text Block)

Intangible assets	As of December 22, 2012	Duration of time charter acquired
Above market acquired time charter	$2,250	3.0 years

Pro Forma Financial Information (Table Text Block)
	For the year ended December 31,
	2012	2011
Total revenues	$155,011	$139,890
Partnership's net income	2,746	72,813
Partnership's net income available to preferred unit holders	10,809	-
General Partner's interest in Partnership's net (loss) / income	(161)	1,456
Common unit holders interest in Partnership's net (loss)/income	$(7,902)	$71,357
Pro-forma weighted average of Partnership's common units outstanding	68,256,072	47,138,336
Net (loss)/income per common unit (basic and diluted)	$(0.12)	$1.51

Patroklos Marine Corporation
Business Acquisition [Line Items]
Purchase price allocation (Table Text Block)

As of June 9, 2011
Vessel	$51,500
Above market acquired time charter	$48,551
Identifiable assets	$100,051
Purchase price	$(83,525)
Gain from bargain purchase	$16,526

Identifiable intangible assets (Table Text Block)

Intangible assets	As of June 9, 2011	Duration of time charter acquired
Above market acquired time charter	$48,551	9.1 years

Pro Forma Financial Information (Table Text Block)
	For the year ended December 31
	2011	2010
Total revenues	$134,473	$128,671
Partnership's net income	72,807	35,819
General Partner's interest in Partnership's net income	1,456	716
Limited Partners' interest in Partnership's net income	$71,351	$35,103
Pro-forma weighted average of Partnership's common units outstanding	50,314,281	35,491,287
Net income per common unit (basic and diluted)	$1.39	$0.98

Crude Carriers Corp
Business Acquisition [Line Items]
Purchase price allocation (Table Text Block)

As of September 30, 2011
Current assets	$30,300
Vessels	351,750
Total liabilities	(159,059)
Net assets acquired and liabilities assumed	$222,991
Purchase price	$(157,064)
Gain from bargain purchase	$65,927

Pro Forma Financial Information (Table Text Block)

	For the years ended December 31,
	2011	2010
Total revenues	$167,897	$180,474
Partnership's net income	18,274	89,613
General Partner's interest in Partnership's net income	365	1,792
Limited Partners' interest in Partnership's net income	$17,909	$87,821
Pro-forma weighted average of Partnership's common units outstanding	65,472,309	52,069,715
Net income per common unit (basic and diluted)	$0.27	$1.67